INVENTORY	12 Months Ended
Dec. 31, 2021
Inventories [Abstract]
Disclosure of inventories [text block]	INVENTORY
The following table presents the components of inventory:

AS AT DEC. 31 (MILLIONS)	2021	2020
Residential properties under development	$2,135	$2,816
Land held for development	1,802	2,015
Completed residential properties	1,869	743
Industrial products	3,113	2,611
Other[1]	2,496	2,175
Total	$11,415	$10,360
1.Other includes fuel inventory of $731 million (2020 – $651 million) and office developments of $213 million (2020 – $581 million).
The current and non-current balances of inventory are as follows:

AS AT DEC. 31 (MILLIONS)	2021	2020
Current	$8,557	$6,337
Non-current	2,858	4,023
Total	$11,415	$10,360

During the year ended December 31, 2021, the company recognized $35.7 billion of inventory relating to cost of goods sold (2020 – $24.6 billion) and a $96 million expense for impaired inventory (2020 – $107 million). The carrying amount of inventory pledged as collateral at December 31, 2021 was $6.8 billion (2020 – $6.0 billion).